U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 2, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of:

the Prospectus and Statement of Additional Information for the Service Class of the HCM Freedom Fund;

the combined Prospectus and Statement of Additional Information for the Service Class of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund;

the combined Prospectus and Statement of Additional Information for the PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund; and

the combined Prospectus and Statement of Additional Information for the Investor Class of the S&P 500® Bull 2.5X Fund, the S&P 500® Bear 2.5X Fund, the NASDAQ-100® Bull 2.5X Fund, the NASDAQ-100® Bear 2.5X Fund, the Dollar Bull 2.5X Fund, the Dollar Bear 2.5X Fund, the Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund), the Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund), the Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund), the Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund), the Latin America Bull 2X Fund, China Bull 2X Fund, Commodity Trends Strategy Fund, the Commodity Bull 2X Fund (formerly Commodity Bull Fund), the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund, the HY Bear Fund and the U.S. Government Money Market Fund, and the Service Class of the Commodity Trends Strategy Fund;

that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2008, filed electronically as Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on December 24, 2008.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz.

Edward L. Paz
For US Bancorp Fund Services, LLC